Lease Intangibles (Amortization Expense for the Company Lease Intangible Assets) (Detail) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Three months remaining in 2017	$ 365,385
2017		$ 1,652,832
2018	1,320,270	1,380,667
2019	1,066,827	1,127,224
2020	850,757	895,185
2021	554,344	585,710
Thereafter	341,202	224,916
Lease intangibles, net	$ 4,498,785	$ 5,866,534